Accounting principles applied in the preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Policy [Abstract]
Summary of Useful Lives of Furniture Fixtures and Equipment

Furniture, fixtures and equipment are carried at cost less depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method, on the basis of the following useful lives:

• furniture	5 years
• hardware	3 years
• leasehold improvement	duration of lease

Schedule of Rates Used for Translation from Functional Currency to Presentation Currency

The following rates have been used for the translation from the functional currency to the presentation currency:

	Income statement		Balance sheet
	Average rate (CHF)		Closing rate as of December 31, (CHF)
	2016	2015	2016	2015
USD	0.9850	0.9624	1.0160	1.0010

Summary of Geographical Analysis of Assets	The geographical analysis of non-current assets is as follows:
	As at December 31,
in USD ‘000	2017	2016
Switzerland	21,832	16,819
USA	289	—
Total non-current assets as at December 31	22,121	16,819

Summary of Geographical Analysis of Operating Expenses

The geographical analysis of operating expenses is as follows:

	Year ended December 31,
in USD ‘000	2017	2016	2015
Switzerland	63,956	30,163	19,846
USA	3,524	—	—
Total operating expenses	67,480	30,163	19,846